Related Party Transactions - Related party balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Related Party Transactions
Amounts due from Group companies	¥ 10,205,128	$ 1,459,314	¥ 7,569,180
Amounts due to related parties	1,086,540	155,373	801,859
Related Party | Tencent Group
Related Party Transactions
Amounts due from Group companies	3,826,908	547,240	3,427,778
Amounts due to related parties	976,780	139,678	669,635
Related Party | Ningbo Hexin Equity Investment Partnership
Related Party Transactions
Amounts due from Group companies	910,632	130,219	710,632
Related Party | Fufeitong Group
Related Party Transactions
Amounts due from Group companies	5,467,588	781,855	3,430,770
Amounts due to related parties	¥ 109,760	$ 15,695	¥ 132,224